Fair Value Measurements - Summary of Plan's Investments Measured at Fair Value (Details) - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	$ 102,604,182	$ 84,583,889
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	100,614,227	82,683,436
Level 1 | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	90,430,601	72,639,219
Level 1 | Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	10,183,626	10,044,217
Level 1 | Collective Investment Trust
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	1,989,955	1,900,453
Level 2 | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 2 | Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 2 | Collective Investment Trust
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	1,989,955	1,900,453
Level 1 and Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	102,604,182	84,583,889
Level 1 and Level 2 | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	90,430,601	72,639,219
Level 1 and Level 2 | Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	10,183,626	10,044,217
Level 1 and Level 2 | Collective Investment Trust
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	$ 1,989,955	$ 1,900,453